Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

15.         Income taxes

(a)         Corporate income tax (“CIT”)

Under the current law of the Cayman Islands, the Company is not subject to income tax and withholding tax.

The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance to the PRC corporate income tax laws and regulations. Further, under the same tax laws and regulations, dividends paid by PRC enterprises out of profits earned post‑2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

The Company’s HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance to the HK profits tax laws and regulations. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits arising in or derived from Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company’s HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s US subsidiaries are subject to income tax at the effective rate of approximately 33% in accordance with US corporate income tax laws and regulations, dividends and interests paid by US enterprises to non-US tax resident enterprises are subject to US withholding tax of 30%.

Income before income tax expenses consists of:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
PRC	275,898,007	355,674,888	355,606,696
Non PRC	(82,669,476)	(105,275,621)	(122,099,522)
Total	193,228,531	250,399,267	233,507,174

Income tax expenses for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
Current:
CIT tax expense	103,302,037	141,399,866	133,862,272
Land Appreciation Tax (“LAT”) expense	40,203,748	62,996,403	68,631,338
Deferred tax benefit	(30,388,659)	(59,949,022)	(52,015,238)
Income tax expense	113,117,126	144,447,247	150,478,372

The Group’s income tax expense differs from the tax expense computed by applying the PRC statutory CIT rate of 25% for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
CIT at rate of 25%	48,307,133	62,599,817	58,376,794
Tax effect of non-deductible expenses	3,641,665	5,799,761	8,867,037
LAT expense	40,203,748	62,996,403	68,631,338
CIT benefit of LAT	(10,050,937)	(15,749,101)	(17,157,834)
Changes in valuation allowance	3,180,741	(491,075)	23,073,210
International rate differences	10,149,331	18,224,012	17,351,758
Dividend and interest withholding taxes	18,877,500	15,403,663	(3,816,800)
Adjustment of estimated income tax accruals	(954,552)	(3,952,396)	(4,285,329)
Others	(237,503)	(383,837)	(561,802)
Income tax expense	113,117,126	144,447,247	150,478,372

(b)         Unrecognized tax benefit

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2017	2018	2019
	US$	US$	US$
Balance at January 1	20,491,988	31,231,376	45,939,234
Additions for tax positions of current year	10,813,497	15,500,052	14,547,590
Reclassification from prior year tax payable	—	—	13,118,260
Movement in current year due to foreign exchange rate fluctuation	2,001	—	—
Reductions for tax positions of prior years	(76,110)	—	—
Reduction due to company liquidation	—	(792,194)	—
Balance at December 31	31,231,376	45,939,234	73,605,084

The movement in the liability for unrecognized tax benefits of US$10,813,497 in 2017 was due to deemed interest income from subsidiaries of the Company during the year. The movement in the liability for unrecognized tax losses of US$2,001 was due to the fluctuation of US$/RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$76,110 was recognized due to the availability for taxation deductions in 2017.

The movement in the liability for unrecognized tax benefits of US$15,500,052 in 2018 was due to deemed interest income from subsidiaries of the Company during the year. The change of US$792,194 was recognized mainly due to the liquidation of a company.

The movement in the liability for unrecognized tax benefits in 2019 included an amount of US$12,713,235 and related late payment interests of US$1,834,355 which was due to deemed interest income from subsidiaries of the Company during the year. Reclassification from prior year tax payable included an amount of US$12,793,498 and related late payment interests of US$324,762, which was due to uncertain tax position in respect of investment loss deduction claimed in the 2018 tax return filed in 2019.

As of December 31, 2018 and 2019, unrecognized tax benefits of nil and US$12,793,498, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2019. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The Group’s income tax returns for fiscal year 2009 through fiscal year 2019 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the subsidiaries to audits of tax years outside the general statute of limitations.

(c)         LAT

LAT is applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws.

For all periods presented, the Group has made provision for LAT with respect to properties sold up to the respective reporting date in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

(d)         Deferred tax

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

	December 31,	December 31,
	2018	2019
	US$	US$
Deferred tax assets:
Tax loss carried forward	42,185,810	50,163,293
Accruals and provisions	48,850,991	62,936,343
Capitalized expenses	26,796,716	50,288,336
Revenue recognition at a point in time less tax paid under deemed profit method	130,498,661	127,927,710
Revenue recognition of real estate lease income on a straight-line basis	14,269,520	17,164,019
Deemed interest expense	43,266,604	55,979,839
Valuation allowance	(5,941,941)	(28,022,499)
Operating lease liability	—	2,805,537
Others	—	418,310
Total deferred tax assets	299,926,361	339,660,888
Deferred tax liabilities:
Revenue recognition over time	(77,968,759)	(84,241,946)
Real estate properties accelerated cost deduction	(1,212,993)	(1,193,345)
Taxable temporary differences arising from asset acquisitions	(307,747,731)	(280,540,093)
Dividend and interest withholding taxes	(52,991,279)	(49,174,479)
Operating lease right-of-use assets	—	(2,950,373)
Others	(61,732)	—
Total deferred tax liabilities	(439,982,494)	(418,100,236)

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$173.4 million (2018: US$159.9 million) which will expire in one to ten years, if unutilized. Losses incurred in the U.S. amounting to US$10.3 million (2018: US$1.5 million) can be carried forward for 20 years.

During 2018 and 2019, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$374.4 million and US$491.7  million of its PRC subsidiaries earnings as at December 31, 2018 and 2019 respectively. Accordingly, the Company accrued deferred income tax liabilities of US$37.4 million and US$49.2 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested were US$227.2 million and US$283.7 million, and the related unrecognized deferred tax liabilities were approximately US$22.7 million and US$28.4 million, respectively. The Company’s remaining subsidiaries do not have retained earnings for all the periods presented.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowances amounting US$5,941,941 and US$28,022,499 as of December 31, 2018 and 2019, respectively.